31. RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Rental expense	R$ 15.8	R$ 14.4
Management remuneration - non-statutory	23.0	16.0	R$ 7.6
Instituto Sadia de Sustentabilidade [Member]
Disclosure of transactions between related parties [line items]
Liability related to the fair value of the guarantees	3.7	6.2
Amounts payable	R$ 13.6	22.2
Other liabilities		R$ 30.6